Share capital and other equity (Tables)	12 Months Ended
Dec. 31, 2018
Share capital and other equity
Schedule of allocated, called up and fully paid shares

			Number of shares
	2018	2017	2018	2017
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1	12,049	11,965	12,048,605	11,964,565
Non-cumulative preference shares of US$0.01(1)	—	—	10	26,459
Non-cumulative preference shares of €0.01 (2)	—	—	—	2,044
Non-cumulative preference shares of £1 (3)	—	—	—	54
Cumulative preference shares of £1	1	1	900	900

Notes:

(1)	26 million shares with a total nominal value of £0.2 million were redeemed in December 2018. (2017 – 46 million shares with a total nominal value of £0.3 million were redeemed).
(2)	2 million shares, with a nominal value of €20 thousand, were redeemed in December 2018.
(3)	54,442 shares, with a nominal value of £54 thousand, were redeemed in December 2018.

Schedule of movement in allocated, called up and fully paid ordinary shares

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares - 000s
At 1 January 2017	11,823	11,823,163
Shares issued	142	141,402
At 1 January 2018	11,965	11,964,565
Shares issued	84	84,040
At 31 December 2018	12,049	12,048,605

Schedule of allotted and issued ordinary shares

	Number	Subscription	Sale period	Gross	Share price
Month	of shares	price per share	2018	proceeds	on allotment
April	32 million	261.7265p	23 Feb-17 Apr	£85.0m	268.4p
July	20 million	253.5641p	27 Apr-16 Jul	£50.7m	243.7p

Schedule of non-cumulative preference shares

	Number of shares		Redemption	Redemption
Non-cumulative preference shares classified as equity	in issue	Interest rate	date on or after	price per share
Shares of US$0.01 - Series U	10,130	floating	29 September 2017	US$100,000

Note:

(1)	Those preference shares where distributions are discretionary are classified as equity.

Schedule of other equity instruments

	2018	2017	2016
	£m	£m	£m
Additional Tier 1 notes (1)
US$2.0 billion 7.5% notes callable August 2020 (2)	1,278	1,278	1,278
US$1.15 billion 8% notes callable August 2025 (2)	734	734	734
US$2.65 billion 8.625% notes callable August 2021 (3)	2,046	2,046	2,046
EMTN notes
US$564 million 6.99% capital securities
(redeemed October 2017)	—	—	275
CAD321 million 6.666% notes
(redeemed October 2017)	—	—	156

Trust preferred issues: subordinated notes (4)
£93 million 5.6457% 2047
(redeemed June 2017) (5)	—	—	93
	4,058	4,058	4,582

Notes:

(1)

The coupons on these notes are non-cumulative and payable at the company’s discretion. In the event the Group’s CET1 ratio falls below 7% any outstanding notes will be converted into ordinary shares at a fixed price.  While taking the legal form of debt these notes are classified as equity under IFRS.

(2)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.606 nominal per £1 share.
(3)	Issued in August 2016. In the event of conversion, converted into ordinary shares at a price of $2.284 nominal per £1 share.
(4)	Subordinated notes issued to limited partnerships that have in turn issued partnership preferred securities to RBS Capital Trust D that issued trust preferred securities to investors.
(5)	Preferred securities in issue - £93 million RBS Capital Trust D, fixed/floating rate non-cumulative trust preferred securities.